Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	Reserve Merger [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Oct. 05, 2020	$ 10							$ 10
Beginning balance, shares at Oct. 05, 2020	100,000
Exchange reserve					(11)			(11)
Net loss							(18,358)	(18,358)
Ending balance, value at Dec. 31, 2020	$ 10				(11)		(18,358)	(18,359)
Ending balance, shares at Dec. 31, 2020	100,000
Exchange reserve					(248)			(248)
Net loss							10,338	10,338
Issuance of share capital – founder’s shares	$ 8,490							8,490
Issuance of share capital - founder's shares	84,900,000
Merger Reserve						24,375		24,375
Ending balance, value at Mar. 31, 2021	$ 8,500				(259)	24,375	(8,020)	24,596
Ending balance, shares at Mar. 31, 2021	85,000,000
Beginning balance, value at Dec. 31, 2020	$ 10				(11)		(18,358)	(18,359)
Beginning balance, shares at Dec. 31, 2020	100,000
Exchange reserve					271			271
Net loss							(65,280)	(65,280)
Issuance of share capital – founder’s shares	$ 8,490							8,490
Issuance of share capital - founder's shares	84,900,000
Share issued in private placement completed on 25 May, 2021 at $0.05 per share	$ 41		20,599					20,640
Share issued in private placement completed on 25 May, 2021 at $0.05 per share, shares	412,800
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share	$ 121		605,379					605,500
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share, shares	1,211,000
Ending balance, value at Dec. 31, 2021	$ 8,662		625,978	(83,638)	260		(83,638)	551,262
Ending balance, shares at Dec. 31, 2021	86,623,800
Beginning balance, value at Mar. 31, 2021	$ 8,500				(259)	24,375	(8,020)	24,596
Beginning balance, shares at Mar. 31, 2021	85,000,000
Exchange reserve					519			519
Net loss							(75,618)	(75,618)
Share issued in private placement completed on 25 May, 2021 at $0.05 per share	$ 41		20,599					20,640
Share issued in private placement completed on 25 May, 2021 at $0.05 per share, shares	412,800
Shares issued in private placement completed on 02 Sep, 2021 at $0.50 per share	$ 121		605,379					605,500
Merger Reserve						(24,375)		(24,375)
Ending balance, value at Dec. 31, 2021	$ 8,662		625,978	$ (83,638)	260		(83,638)	551,262
Ending balance, shares at Dec. 31, 2021	86,623,800
Exchange reserve					(677)			(677)
Net loss							(24,218)	(24,218)
Preference shares from ECF (Simson Wellness Sdn Bhd)		$ 243,719						243,719
Preference shares from ECF (Simson Wellness Sdn Bhd)		1,023,500
Ending balance, value at Mar. 31, 2022	$ 8,662	$ 243,719	$ 625,978		$ (417)		$ (107,856)	$ 770,086
Ending balance, shares at Mar. 31, 2022	86,623,800	1,023,500